Stockholders' Equity (Schedule of Warrant Valuation Assumptions) (Details)		0 Months Ended
	Oct. 28, 2011	Jun. 02, 2011 Warrant [Member]	Jun. 22, 2011 Warrant [Member]
Stockholders Equity Note [Line Items]
Shares issued for services, shares		75,000
Exercise price of warrants	1.0	3.15	0.82
Volatility		175.00%
Risk-free interest rate		0.74%
Expected dividend yield		0.00%
Expected life (years)		3